Total

GAMCO GLOBAL SERIES FUNDS, INC.

The Gabelli Global Content & Connectivity Fund

The Gabelli Global Growth Fund

The Gabelli International Small Cap Fund

The Gabelli Global Rising Income and Dividend Fund

Gabelli Global Mini MitesTM Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2023, to each Fund’s Statutory Prospectus for Class AAA Shares, Class A Shares, and Class I Shares, dated April 29, 2022

Effective February 23, 2023, each Fund’s Average Annual Total Returns Table is replaced in its entirety with the following:

Gabelli Global Content & Connectivity Fund
Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Average Annual Total Returns - Gabelli Global Content & Connectivity Fund	1 Year	5 Years	10 Years
Gabelli Global Content & Connectivity Fund Class AAA	5.17%	7.18%	6.80%
Gabelli Global Content & Connectivity Fund Class AAA | Return After Taxes on Distributions	3.57%	5.73%	5.65%
Gabelli Global Content & Connectivity Fund Class AAA | Return After Taxes on Distributions and Sale of Fund Shares	4.16%	5.40%	5.35%
Gabelli Global Content & Connectivity Fund Class A	(0.88%)	5.91%	6.15%
Gabelli Global Content & Connectivity Fund Class I	5.18%	7.63%	7.16%
MSCI AC World Communication Services Index (reflects no deduction for fees, expenses, or taxes)	10.82%	10.93%	8.94%
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	19.04%	14.97%	12.44%

Gabelli Global Growth Fund
Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Average Annual Total Returns - Gabelli Global Growth Fund	1 Year	5 Years	10 Years
Gabelli Global Growth Fund Class AAA	21.10%	21.87%	15.55%
Gabelli Global Growth Fund Class AAA | Return After Taxes on Distributions	19.95%	20.34%	14.01%
Gabelli Global Growth Fund Class AAA | Return After Taxes on Distributions and Sale of Fund Shares	13.33%	17.50%	12.55%
Gabelli Global Growth Fund Class A	14.13%	20.42%	14.86%
Gabelli Global Growth Fund Class I	21.10%	22.18%	15.96%
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	19.04%	14.97%	12.44%
Lipper Global Large Cap Growth Fund Classification	15.15%	18.57%	13.99%

Gabelli International Small Cap Fund
Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Average Annual Total Returns - Gabelli International Small Cap Fund	1 Year	5 Years	10 Years
Gabelli International Small Cap Fund Class AAA	4.16%	9.64%	8.06%
Gabelli International Small Cap Fund Class AAA | Return After Taxes on Distributions	3.76%	6.02%	6.11%
Gabelli International Small Cap Fund Class AAA | Return After Taxes on Distributions and Sale of Fund Shares	2.93%	6.98%	6.23%
Gabelli International Small Cap Fund Class A	(1.76%)	7.89%	7.18%
Gabelli International Small Cap Fund Class I	4.18%	9.80%	8.39%
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses, or taxes)	10.10%	11.04%	10.80%

Gabelli Global Rising Income and Dividend Fund
Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Average Annual Total Returns - Gabelli Global Rising Income and Dividend Fund	1 Year	5 Years	10 Years
Gabelli Global Rising Income and Dividend Fund Class AAA	21.32%	10.01%	7.59%
Gabelli Global Rising Income and Dividend Fund Class AAA | Return After Taxes on Distributions	20.99%	9.78%	7.34%
Gabelli Global Rising Income and Dividend Fund Class AAA | Return After Taxes on Distributions and Sale of Fund Shares	13.06%	7.97%	6.14%
Gabelli Global Rising Income and Dividend Fund Class A	14.33%	8.71%	6.91%
Gabelli Global Rising Income and Dividend Fund Class Class I	21.34%	10.44%	7.91%
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	22.35%	15.64%	13.32%

Gabelli Global Mini Mites Fund
Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Average Annual Total Returns - Gabelli Global Mini Mites Fund	1 Year	Since Inception	Inception Date
Gabelli Global Mini Mites Fund Class AAA	19.25%	9.16%	Oct. 01, 2018
Gabelli Global Mini Mites Fund Class AAA | Return After Taxes on Distributions	13.94%	7.14%	Oct. 01, 2018
Gabelli Global Mini Mites Fund Class AAA | Return After Taxes on Distributions and Sale of Fund Shares	12.45%	6.43%	Oct. 01, 2018
Gabelli Global Mini Mites Fund Class A	12.52%	8.90%	Oct. 01, 2018
Gabelli Global Mini Mites Fund Class I	19.25%	9.24%	Oct. 01, 2018
S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)	15.18%	10.62%	Oct. 01, 2018